Condensed Statement of Cash Flows (Unaudited) - USD ($)		1 Months Ended	4 Months Ended	9 Months Ended		12 Months Ended
		Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020		Dec. 31, 2019
Cash Flows from Operating Activities:
Net loss		$ (1,000)	$ (4,251)	$ (1,372,649)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liabilities				(5,430,000)
Loss on initial issuance of Private Placement Warrants				1,716,000
Interest earned on investments held in Trust Account				(10,063)
Transaction costs associated with the Initial Public Offering				788,627
Changes in operating assets and liabilities:
Prepaid expenses				(512,001)
Accrued expenses		1,000	4,119	3,158,019
Net cash used in operating activities			(132)	(1,662,067)
Cash Flows from Investing Activities:
Investment of cash into Trust Account				(230,000,000)
Net cash used in investing activities				(230,000,000)
Cash Flows from Financing Activities:
Proceeds from promissory note – related party			155,000
Proceeds from sale of Units, net of underwriting discount paid				225,675,000
Proceeds from sale of Private Placements Warrants				6,600,000
Repayment of promissory note – related party				(155,000)
Payment of offering costs			(98,295)	(284,639)
Net cash provided by financing activities			56,705	231,835,361
Supplemental Cash Flow Information:
Offering costs included in accrued offering costs		7,600	185,880
Offering costs paid by Sponsor in exchange for issuance of founder shares		25,000
Initial classification of Class A common stock subject to possible redemption				230,000,000
Deferred underwriting fee payable				7,568,750
Initial classification of warrant liability				22,806,000
Deferred offering costs paid by Sponsor in exchange for the issuance of Class B common stock			25,000
Net Change in Cash			56,573	173,294
Cash – Beginning				56,573
Cash – Ending			56,573	229,867		$ 56,573
Manscaped Holdings, LLC [Member]
Cash Flows from Operating Activities:
Net loss				(263,224)	(38,788)	(54,177)		$ (21,360)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization				83	24	52		13
Amortization of debt issuance costs				736	47	58		40
Share-based compensation costs				263,480	37,051	57,079		18,243
Changes in operating assets and liabilities:
Accounts receivable				(3,244)	(6,005)	(5,572)		(1,879)
Inventories				(19,389)	(22,074)	(15,646)		(5,944)
Prepaid expenses and other current assets				(12,375)	(2,357)	(3,702)		(1,102)
Other assets				(216)	15	(17)		(39)
Share-based compensation liabilities					(13,318)	(13,318)
Accounts payable				3,716	5,153	7,531		3,183
Other current liabilities				7,237	8,968	7,463		3,975
Other long-term obligations				49	(51)	500		810
Net cash used in operating activities				(23,147)	(31,335)	(19,749)		(4,060)
Cash Flows from Investing Activities:
Purchases of property and equipment				(2,713)	(456)	(529)		(117)
Website development cost				(65)	(166)	(166)
Acquisition of trade name				(263)
Net cash used in investing activities				(3,041)	(622)	(695)		(117)
Cash Flows from Financing Activities:
Repayments of indebtedness					(3,998)	(3,998)	[1]	(563)	[1]
Proceeds from indebtedness					7,000	27,000		7,898
Proceeds from issuance of Series A preferred units					35,842	35,842
Payment of debt issuance costs					(38)	(143)		(70)
Payment of Series A preferred units issuance costs					(75)	(75)
Net cash provided by financing activities					38,731	58,626		7,265
Net (decrease) increase cash, cash equivalents and restricted cash				(26,188)	6,774	38,182		3,088
Cash and cash equivalents and restricted cash, beginning of period				41,969	3,787	3,787		699
Cash and cash equivalents and restricted cash, end of period		10,561	41,969	15,781	10,561	41,969		3,787
Reconciliation of cash, cash equivalents and restricted cash:
Cash paid for interest				1,769	150	267		193
Cash paid for income taxes				3,976	278	269		33
Cash and cash equivalents		9,811	41,219	15,031	9,811	41,219		3,787
Restricted cash		$ 750	$ 750	750	750	750
Supplemental Cash Flow Information:
Conversion of convertible notes into equity securities	[1]				5,170	5,170
Deemed dividend on Series A-1 preferred units					$ 2,131	$ 2,131

[1]	See Note 15 for disclosure of related party amounts